Repurchase of Shares - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Nov. 06, 2012 November 2012 Plan [Member]	Apr. 30, 2014 April 2014 Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, Authorized amount		$ 500,000	$ 750,000
Repurchase of shares, Shares	8,425
Average price at which ordinary shares are repurchased	$ 44.14
Remaining authority to repurchase outstanding ordinary shares	$ 713,979